Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Prepayments and Other Receivables

	2021	2020
	RMB million	RMB million
Value added tax recoverable	9,025	7,997
Value added tax refundable	323	174
Subsidy receivable	1,493	1,421
Prepaid corporate income tax	85	347
Advance to suppliers	158	121
Rebate receivables on aircraft acquisitions	299	90
Amounts due from related parties (Note 45(c)(i))	382	769
Deposits relating to aircraft held under leases	—	7
Other deposits	237	161
Others	381	380

	12,383	11,467
Provision for impairment of other receivables	(294)	(269)

	12,089	11,198

Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses Included in Other Receivables and Gross Carrying Amounts of Fnancial Assets
Set out below are the movements of loss allowances measured at
12-month
and lifetime expected credit losses for the financial assets included in other receivables.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
As at January 1, 2021	36	122	111	269
Transferred — to stage 3	—	(71)	71	—
Transferred — to stage 2	(8)	8	—	—
Accrual	1	9	15	25

As at December 31, 2021	29	68	197	294

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
As at January 1, 2020	33	108	122	263
Transferred — to stage 2	(2)	2	—	—
Accrual	5	12	—	17
Write-off	—	—	(11)	(11)

As at December 31, 2020	36	122	111	269